Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

19. TRADE AND OTHER PAYABLES

As at December 31,	2025	2024
Trade payables	$5,177	$107,952
Other payables and accrued liabilities(a)	52,270	50,324
Trade and other payables	$57,447	$158,276

(a)      Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.